Vanguard Variable Annuity

Supplement dated June 3, 2011

to the Prospectus dated May 1, 2011

Issued through TFLIC Separate Account B

By Transamerica Financial Life Insurance Company

The following hereby replaces the Appendix A section of the Vanguard Variable Annuity prospectus.

Appendix A

CONDENSED FINANCIAL INFORMATION

The information presented below reflects the operations of the Subaccounts in connection with the individual variable annuity contracts offered prior to October 1, 1998 through First Providian Life & Health Insurance Company Separate Account B, which was acquired intact by Transamerica Financial Life Insurance Company; the group variable annuity contract offered October 1, 1998 to September 1, 2002 through AUSA Life Insurance Company, Inc. Separate Account B; and the currently offered individual variable annuity contracts offered through TFLIC Separate Account B, formerly AUSA Life Insurance Company, Inc. Separate Account B. The individual variable annuity contracts offered prior to October 1, 1998 and the group variable annuity contracts are no longer for sale. The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount are as follows:

  For the period January 1, 2001 through December 31, 2010

	Money Market	Short- Term Investment- Grade	Total Bond Market Index	High Yield Bond	Balanced	Equity Income	Diversified Value
Accumulation unit value as of:
12/31/2001*	1.596	11.790	20.754	12.942	31.781	27.324	10.918
12/31/2002	1.618	12.488	22.400	13.098	29.537	23.481	9.333
12/31/2003	1.623	12.892	23.231	15.262	35.471	29.131	12.201
12/31/2004	1.646	13.119	24.135	16.513	39.356	32.911	14.653
12/31/2005	1.693	13.374	24.640	16.917	41.918	34.171	15.722
12/31/2006	1.773	13.989	25.642	18.261	48.045	41.119	18.633
12/31/2007	1.861	14.788	27.332	18.562	51.906	42.856	19.309
12/31/2008	1.907	14.235	28.676	14.445	40.070	25.519	12.293
12/31/2009	1.913	16.160	30.290	19.997	49.101	34.368	15.557
12/31/2010	1.912	16.953	32.164	22.352	54.350	39.309	16.959
Number of units outstanding as of:
12/31/2001*	33,238	626	1,264	649	1,801	813	877
12/31/2002	32,593	1,068	1,499	708	1,125	780	834
12/31/2003	27,773	1,191	1,194	804	1,201	785	944
12/31/2004	28,465	1,345	1,058	733	1,308	815	1,429
12/31/2005	29,528	1,338	1,110	734	1,443	810	1,898
12/31/2006	39,191	1,303	1,249	826	1,400	822	1,755
12/31/2007	46,925	1,703	1,655	700	1,481	799	1,702
12/31/2008	52,977	1,891	1,951	729	1,369	736	1,362
12/31/2009	36,414	3,027	2,218	802	1,316	677	1,124
12/31/2010	31,927	2,665	2,262	977	1,306	681	1,073

  (Units are shown in thousands)

  For the period January 1, 2001 through December 31, 2010

	Total Stock Mkt. Index	Equity Index	Mid-Cap Index	Growth	Capital Growth	Small Company Growth	International	REIT Index
Accumulation unit value as of:
12/31/2001*	-	35.987	14.510	22.246	-	23.013	15.272	13.691
12/31/2002	-	27.936	12.339	14.211	-	17.420	12.596	14.124
12/31/2003	12.559	35.781	16.492	17.870	12.739	24.501	16.939	19.078
12/31/2004	14.093	39.528	19.783	19.109	14.940	28.165	20.168	24.824
12/31/2005	14.911	41.299	22.480	21.241	16.039	29.838	22.386	27.679
12/31/2006	17.175	47.643	25.495	21.583	17.850	32.786	29.553	37.231
12/31/2007	18.008	50.057	26.980	23.717	20.018	33.920	34.596	30.962
12/31/2008	11.260	31.475	15.651	14.728	13.898	20.470	19.000	19.372
12/31/2009	14.399	39.681	21.905	19.831	18.610	28.447	27.049	24.944
12/31/2010	16.814	45.465	27.382	22.109	20.982	37.379	31.209	31.897
Number of units outstanding as of:
12/31/2001*	-	1,859	1,039	1,662	-	1,322	927	401
12/31/2002	-	1,781	1,131	1,474	-	1,224	921	649
12/31/2003	544	1,784	1,173	1,387	270	1,369	1,067	646
12/31/2004	987	1,738	1,253	1,305	548	1,354	1,216	676
12/31/2005	1,159	1,625	1,401	1,238	550	1,224	1,387	608
12/31/2006	1,349	1,526	1,319	1,282	627	1,135	1,547	687
12/31/2007	1,645	1,394	1,281	1,034	696	995	1,840	477
12/31/2008	1,670	1,348	1,145	939	750	918	1,721	525
12/31/2009	2,208	1,311	1,109	866	744	981	1,860	635
12/31/2010	2,215	1,283	1,221	795	743	984	1,664	612

  (Units are shown in thousands)

*Date of commencement of operations for the Money Market Subaccount was December 1, 1992, for the Total Bond Market Index, Balanced, and Equity Index Subaccounts was December 16, 1992, for the Equity Income and Growth Subaccounts was June 7, 1993, for the International Subaccount was June 3, 1994, for the High Yield Bond and Small Company Growth Subaccounts was June 3, 1996, for the Short-Term Investment-Grade, Diversified Value, Mid-Cap Index, and REIT Index Subaccounts was February 8, 1999, and for the Total Stock Market Index and Capital Growth Subaccounts was May 1, 2003.